Morgan, Lewis & Bockius LLP	Morgan Lewis
1111 Pennsylvania Avenue, NW	COUNSELORS AT LAW
Washington, DC 20004
Tel: 202.373.6000
Fax: 202.373.6001
www.morganlewis.com

June 5, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	City National Rochdale Select Strategies Fund

(File Nos. 333-214903 and 811-23217)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), City National Rochdale Select Strategies Fund (the “Fund”) hereby certifies that the form of the Fund’s prospectus and statement of additional information that would have been filed by the Fund pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, which was filed by electronic transmission on May 31, 2018 pursuant to Rule 486(b) under the 1933 Act, and the Investment Company Act of 1940, as amended.

Please contact me at (202) 373-6599 should you have any questions or comments.

Sincerely,

/s/ Mana Behbin

Mana Behbin